Investments - Bank loans amortized cost by credit rating and year of origination (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost, net	$ 3,359	$ 3,988
Bank loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	261
Allowance	(16)
Amortized cost, net	245
Bank loans | 2015 and prior
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	18
Bank loans | 2016
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	16
Bank loans | 2017
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	62
Bank loans | 2018
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	65
Bank loans | 2019
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	52
Bank loans | Current
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	48
BBB | Bank loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	6
BBB | Bank loans | 2015 and prior
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
BBB | Bank loans | 2016
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
BBB | Bank loans | 2017
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	4
BBB | Bank loans | 2018
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
BBB | Bank loans | 2019
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
BBB | Bank loans | Current
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	2
BB | Bank loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	43
BB | Bank loans | 2015 and prior
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	10
BB | Bank loans | 2016
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
BB | Bank loans | 2017
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	1
BB | Bank loans | 2018
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	16
BB | Bank loans | 2019
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	11
BB | Bank loans | Current
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	5
B | Bank loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	150
B | Bank loans | 2015 and prior
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	5
B | Bank loans | 2016
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	8
B | Bank loans | 2017
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	42
B | Bank loans | 2018
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	37
B | Bank loans | 2019
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	23
B | Bank loans | Current
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	35
CCC and below | Bank loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	62
CCC and below | Bank loans | 2015 and prior
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	3
CCC and below | Bank loans | 2016
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	8
CCC and below | Bank loans | 2017
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	15
CCC and below | Bank loans | 2018
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	12
CCC and below | Bank loans | 2019
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	18
CCC and below | Bank loans | Current
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	$ 6